Components of Income Tax Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of income tax [Line Items]
Deferred income tax expense/(benefit)	$ 11	$ (5)	$ (12)
Income tax expense/(benefit)	16	0	(7)
Lump sum in lieu of Macao complementary tax on dividends [Member]
Disclosure of income tax [Line Items]
Current income tax	$ 5	$ 5	$ 5